Offsetting financial assets and financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Derivative assets	£ 252,192	£ 292,356
Reverse repurchase agreements and other similar secured lending	17,662	3,393
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Derivative liabilities	(240,757)	(279,331)
Repurchase agreements and other similar secured borrowing	18,651	29,397
Settlements assets liabilities offset amounts	38,196	25,133
Cash collateral netted
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Amounts offset		(5,126)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Amounts offset	6,086
Total liabilities
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(1,084,284)	(1,056,043)
Amounts offset	673,162	602,259
Net amounts reported on the balance sheet	(411,122)	(453,784)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	194,772	230,260
Financial collateral	204,113	208,494
Net amount	(12,237)	(15,030)
Amounts not subject to enforceable netting arrangements	(7,143)	(10,968)
Total liabilities	(418,265)	(464,752)
Derivative financial instruments
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(278,710)	(318,990)
Amounts offset	43,257	46,040
Net amounts reported on the balance sheet	(235,453)	(272,950)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	194,772	230,260
Financial collateral	28,444	27,660
Net amount	(12,237)	(15,030)
Amounts not subject to enforceable netting arrangements	(5,304)	(6,381)
Cash collateral pledged	23,267	23,109
Non-cash collateral pledged	5,177	4,551
Derivative financial instruments | Cash collateral netted
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Amounts offset	5,400	6,293
Repurchase agreements and other similar secured borrowing
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(805,574)	(737,053)
Amounts offset	629,905	556,219
Net amounts reported on the balance sheet	(175,669)	(180,834)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	0	0
Financial collateral	175,669	180,834
Net amount	0	0
Amounts not subject to enforceable netting arrangements	(1,839)	(4,587)
Repurchase agreements and other similar secured borrowing	177,508	185,421
Repurchase agreements and other similar secured borrowing | Financial liabilities at fair value
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Net amount	(158,857)	(156,024)
Repurchase agreements and other similar secured borrowing | Financial liabilities at amortised cost
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Net amount	(18,651)	(29,397)
Total assets
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	1,070,127	1,033,716
Amounts offset	(672,476)	(603,426)
Net amounts reported on the balance sheet	397,651	430,290
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Financial instruments	(194,772)	(230,260)
Financial collateral	(191,571)	(184,933)
Net amount	11,308	15,097
Amounts not subject to enforceable netting arrangements	4,803	7,250
Total assets	402,454	437,540
Derivative financial instruments
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	290,878	333,711
Amounts offset	(42,571)	(47,207)
Net amounts reported on the balance sheet	248,307	286,504
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Financial instruments	(194,772)	(230,260)
Financial collateral	(42,576)	(41,586)
Net amount	10,959	14,658
Amounts not subject to enforceable netting arrangements	3,885	5,852
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Cash collateral	29,930	28,953
Non-cash collateral	12,646	12,633
Reverse repurchase agreements and other similar secured lending
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	779,249	700,005
Amounts offset	(629,905)	(556,219)
Net amounts reported on the balance sheet	149,344	143,786
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Financial instruments	0	0
Financial collateral	(148,995)	(143,347)
Net amount	349	439
Amounts not subject to enforceable netting arrangements	918	1,398
Reverse repurchase agreements and other similar secured lending	150,262	145,184
Reverse repurchase agreements and other similar secured lending | Net gains on financial instruments designated at fair value
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Net amount	132,600	141,791
Reverse repurchase agreements and other similar secured lending | Financial assets at amortised cost
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Net amount	£ 17,662	£ 3,393